NONCONTROLLING INTERESTS	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
NONCONTROLLING INTERESTS.
NONCONTROLLING INTERESTS

NOTE 14—NONCONTROLLING INTERESTS

The Company has ownership interests in multiple subsidiaries that are consolidated within the Company’s financial statements but are not wholly owned. During the three months ended March 31, 2017 and 2016, the Company and its Predecessor purchased additional interests from third parties in certain of these subsidiaries. As a result of the Company’s increased interest in these subsidiaries, the Company reduced its noncontrolling interests and recognized an increase in equity related to transactions with holders of noncontrolling interests.

The following table summarizes the effects of changes in noncontrolling interests on equity for the three months ended March 31, 2017:

	For the three months ended March 31,
	2017	2016
	(in thousands)
Net loss attributable to Select Energy Services, Inc. and its Predecessor	$(4,172)	$(25,337)
Transfers from noncontrolling interests:
Increase in equity due to transactions with holder of noncontrolling interests	2,495	—
Change to equity from net loss attributable to Select Energy Services, Inc. and its Predecessor and transfers from noncontrolling interests	$(1,677)	$(25,337)

NOTE 15—NONCONTROLLING INTERESTS

The Company has ownership interests in multiple subsidiaries that are consolidated within the Company’s financial statements but are not wholly owned. During the year ended December 31, 2016, the Company purchased additional interests from third‑parties in certain of these subsidiaries for a total of $0.3 million. As a result of the Company’s increased interest in these subsidiaries, the Company reduced its noncontrolling interests by $1.1 million and recognized an increase in Predecessor equity related to the purchase of noncontrolling interests of $0.7 million.

The following table summarizes the effects of changes in noncontrolling interests on Predecessor equity for the year ended December 31, 2016:

December 31, 2016
(in thousands)
Net loss prior to 144A Offering	$(306,481)
Transfers from noncontrolling interests:
Increase in Predecessor equity due to purchase of noncontrolling interests	707
Change to Predecessor equity from net loss prior to 144A Offering and transfers from noncontrolling interests	$(305,774)